Exhibit 99.1

Navient Student Loan Trust 2015-3

Monthly Servicing Report

Distribution Date 12/26/2025

Collection Period 11/01/2025 - 11/30/2025

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Wells Fargo - Indenture Trustee

Wells Fargo Bank, National Association - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 11/01/2025 - 11/30/2025, Distribution Date 12/26/2025

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	06/18/2015	10/31/2025	11/30/2025
	Principal Balance	$731,924,193.58	$210,223,197.69	$208,832,369.78
	Interest to be Capitalized Balance	5,723,713.00	2,096,727.48	2,043,720.12
	Pool Balance	$737,647,906.58	$212,319,925.17	$210,876,089.90
	Specified Reserve Account Balance	12,418,487.00	- N/A -	- N/A -
	Adjusted Pool(1)	$750,066,393.58	$212,319,925.17	$210,876,089.90
	Weighted Average Coupon (WAC)	5.90%	6.56%	6.56%
	Number of Loans	106,911	20,114	19,908
	Aggregate Outstanding Principal Balance - Tbill		$26,967,270.63	$26,683,350.54
	Aggregate Outstanding Principal Balance - SOFR		$185,352,654.54	$184,192,739.36
	Pool Factor		0.282101905	0.280183533
	Since Issued Constant Prepayment Rate		(1.02)%	(1.05)%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	11/25/2025	12/26/2025
	A2	63939LAB3	$189,135,126.29	$187,712,948.55
	B	63939LAC1	$20,000,000.00	$20,000,000.00

C	Account Balances	11/25/2025	12/26/2025
	Reserve Account Balance	$752,636.00	$752,636.00
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$110,577.88	$48,942.67
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	11/25/2025	12/26/2025
	Adjusted Pool Balance + Supplemental Loan Purchase	$212,319,925.17	$210,876,089.90
	Total Notes	$209,135,126.29	$207,712,948.55
	Difference	$3,184,798.88	$3,163,141.35
	Parity Ratio	1.01523	1.01523

Page 2 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 11/01/2025 - 11/30/2025, Distribution Date 12/26/2025

II.	Trust Activity 11/01/2025 through 11/30/2025

A	Student Loan Principal Receipts
	Borrower Principal	395,604.87
	Guarantor Principal	1,083,126.86
	Consolidation Activity Principal	576,921.80
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	21.01
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$2,055,674.54
B	Student Loan Interest Receipts
	Borrower Interest	245,221.52
	Guarantor Interest	81,323.15
	Consolidation Activity Interest	10,030.35
	Special Allowance Payments	436,033.28
	Interest Subsidy Payments	116,873.77
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	5,173.64
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	12,976.22
	Total Interest Receipts	$907,631.93
C	Reserves in Excess of Requirement	-
D	Investment Income	$12,569.07
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	$110,577.88
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	$(97,439.75)
	Floor Income Rebate Fees to Dept. of Education	$(105,817.20)
	Funds Allocated to the Floor Income Rebate Account	$(48,942.67)
M	AVAILABLE FUNDS	$2,834,253.80
N	Non-Cash Principal Activity During Collection Period	$(664,846.63)
O	Non-Reimbursable Losses During Collection Period	$30,682.73
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 11/01/2025 - 11/30/2025, Distribution Date 12/26/2025

III.	2015-3 Portfolio Characteristics

		11/30/2025				10/31/2025
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	6.76%	9	$54,023.00	0.026%	6.76%	9	$54,023.00	0.026%
	DEFERMENT	6.39%	1,201	$9,682,924.99	4.637%	6.38%	1,213	$9,905,497.06	4.712%

REPAYMENT:	CURRENT	6.48%	12,889	$125,488,683.80	60.091%	6.47%	12,909	$122,883,678.12	58.454%
	31-60 DAYS DELINQUENT	6.71%	776	$8,101,799.24	3.880%	6.43%	784	$9,897,859.81	4.708%
	61-90 DAYS DELINQUENT	6.43%	525	$7,523,925.81	3.603%	6.78%	446	$6,873,401.43	3.270%
	91-120 DAYS DELINQUENT	6.37%	320	$4,774,290.70	2.286%	6.41%	324	$4,375,333.25	2.081%
	> 120 DAYS DELINQUENT	6.61%	1,265	$16,362,976.19	7.835%	6.70%	1,299	$16,460,513.78	7.830%

	FORBEARANCE	6.85%	2599	$32,638,314.57	15.629%	6.78%	2,832	$35,769,472.28	17.015%
	CLAIMS IN PROCESS	6.86%	324	$4,205,431.48	2.014%	6.91%	298	$4,003,418.96	1.904%

TOTAL			19,908	$208,832,369.78	100.00%		20,114	$210,223,197.69	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 11/01/2025 - 11/30/2025, Distribution Date 12/26/2025

IV.	2015-3 Portfolio Characteristics (cont'd)

	11/30/2025	10/31/2025
Pool Balance	$210,876,089.90	$212,319,925.17
Outstanding Borrower Accrued Interest	$9,758,552.31	$9,711,156.65
Borrower Accrued Interest to be Capitalized	$2,043,720.12	$2,096,727.48
Borrower Accrued Interest >30 Days Delinquent	$1,503,932.83	$1,505,421.18
Total # Loans	19,908	20,114
Total # Borrowers	8,609	8,713
Weighted Average Coupon	6.56%	6.56%
Weighted Average Remaining Term	205.98	205.96
Non-Reimbursable Losses	$30,682.73	$16,596.25
Cumulative Non-Reimbursable Losses	$4,087,259.88	$4,056,577.15
Since Issued Constant Prepayment Rate (CPR)	-1.05%	-1.02%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	$184,693.81	$184,693.81
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$695,437.91	$853,041.23
Borrower Interest Accrued	$1,080,636.01	$1,126,830.64
Interest Subsidy Payments Accrued	$38,654.43	$39,711.75
Special Allowance Payments Accrued	$122,198.09	$134,235.62

Page 5 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 11/01/2025 - 11/30/2025, Distribution Date 12/26/2025

V.	2015-3 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL (1) - Subsidized	6.69%	8,161	39,237,029.19	18.789%
	- GSL - Unsubsidized	6.77%	6,875	54,353,733.72	26.027%
	- PLUS (2) Loans	8.43%	282	6,437,751.41	3.083%
	- SLS (3) Loans	7.29%	15	167,033.40	0.080%
	- Consolidation Loans	6.29%	4,575	108,636,822.06	52.021%
	Total	6.56%	19,908	$208,832,369.78	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	6.85%	12,376	85,899,625.19	41.133%
	- Two Year	6.83%	2,270	11,051,458.52	5.292%
	- Technical	6.83%	670	3,249,482.71	1.556%
	- Other	6.29%	4,592	108,631,803.36	52.019%
	Total	6.56%	19,908	$208,832,369.78	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 11/01/2025 - 11/30/2025, Distribution Date 12/26/2025

VI.	2015-3 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$2,834,253.80
A	Trustee Fees	-	$2,834,253.80
B	Primary Servicing Fee	$39,831.10	$2,794,422.70
C	Administration Fee	$6,667.00	$2,787,755.70
D	Class A Noteholders' Interest Distribution Amount	$787,667.31	$2,000,088.39
E	Class B Noteholders' Interest Distribution Amount	$97,930.38	$1,902,158.01
F	Reserve Account Reinstatement	-	$1,902,158.01
G	Class A Noteholders' Principal Distribution Amount	$1,422,177.74	$479,980.27
H	Class B Noteholders' Principal Distribution Amount	-	$479,980.27
I	Class A Noteholders' Accelerated Principal Distribution Amount	-	$479,980.27
J	Class B Noteholders' Accelerated Principal Distribution Amount	-	$479,980.27
K	Unpaid Expenses of The Trustees	-	$479,980.27
L	Carryover Servicing Fee	-	$479,980.27
M	Remaining Amounts to the Noteholders after the first auction date	-	$479,980.27
N	Excess Distribution Certificateholder	$479,980.27	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$208,832,369.78
B	Interest to be Capitalized	$2,043,720.12
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$752,636.00
E	Less: Specified Reserve Account Balance	$(752,636.00)
F	Total	$210,876,089.90
G	Class A Notes Outstanding (after application of available funds)	$187,712,948.55
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 11/01/2025 - 11/30/2025, Distribution Date 12/26/2025

VII.	2015-3 Distributions

Distribution Amounts

	A2	B
Cusip/Isin	63939LAB3	63939LAC1
Beginning Balance	$189,135,126.29	$20,000,000.00
Index	SOFR	SOFR
Spread/Fixed Rate	0.65%	1.50%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	11/25/2025	11/25/2025
Accrual Period End	12/26/2025	12/26/2025
Daycount Fraction	0.08611111	0.08611111
Interest Rate*	4.83628%	5.68628%
Accrued Interest Factor	0.004164574	0.004896519
Current Interest Due	$787,667.31	$97,930.38
Interest Shortfall from Prior Period Plus Accrued Interest	-	-
Total Interest Due	$787,667.31	$97,930.38
Interest Paid	$787,667.31	$97,930.38
Interest Shortfall	-	-
Principal Paid	$1,422,177.74	-
Ending Principal Balance	$187,712,948.55	$20,000,000.00
Paydown Factor	0.002926292	0.000000000
Ending Balance Factor	0.386240635	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://images.navient.com/investors/data/abrate.txt.

Page 8 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 11/01/2025 - 11/30/2025, Distribution Date 12/26/2025

VIII.	2015-3 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$209,135,126.29
	Adjusted Pool Balance	$210,876,089.90
	Overcollateralization Amount	$3,163,141.35
	Principal Distribution Amount	$1,422,177.74
	Principal Distribution Amount Paid	$1,422,177.74

B	Reserve Account Reconciliation
	Beginning Period Balance	$752,636.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$752,636.00
	Required Reserve Acct Balance	$752,636.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$752,636.00

C	Floor Income Rebate Account
	Beginning Period Balance	$110,577.88
	Deposits for the Period	$48,942.67
	Release to Collection Account	$(110,577.88)
	Ending Balance	$48,942.67

D	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 11/01/2025 - 11/30/2025, Distribution Date 12/26/2025